INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

9. INCOME TAXES

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT rate. Beijing U‑Tiger Business began to qualify as an HNTE under the EIT Law in 2017, subject to the tax rate of 15% with a valid period of three years starting from December 2017, respectively. The Group’s other subsidiaries are subject to income tax rate of 25%, according to EIT Law.

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

New Zealand

The Group’s subsidiaries, TBNZ, Tiger Holdings and Top Capital Custodians, are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries, Up International, Tiger Technology, Tiger Brokers, Tiger Securities, Tung Chi and Tiger Assets, are located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits on the first Hong Kong Dollars (“HK$”) 2,000,000 and 16.5% for any assessable profits in excess of HK$2,000,000 starting from the financial commencing on April 1, 2018.

USA

The Group’s subsidiaries, Marsco, Tiger LLC, US Tiger Securities, Tiger Fintech Holdings, Trading Front, Tradeup, Wealthn LLC and Trust, are located in the USA and are subject to income tax rate of up to 35% for taxable income earned in the USA. On December 22, 2017, the 2017 U.S. Tax Cuts and Jobs Act (the “Tax Act”) was signed into law. The Tax Act reduced tax rates and modified certain policies, credits, and deductions and has certain international tax consequences. The Tax Act reduced the federal corporate tax rate from a maximum of 35% to a flat 21% rate. The Tax Act’s corporate rate reduction became effective January 1, 2018.

Singapore

The Group’s subsidiaries, Tiger SG and Tiger Brokers SG, are located in Singapore and are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries, TBAU and Fleming, are located in Australia and are subject to an income tax rate of 27.5% for taxable income earned in Australia.

India

The Group's subsidiary, Amtiger is located in India and is subject to an income tax rate of 25% for taxable income earned in India.

The current and deferred portions of income taxes included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Current tax expenses	—	1,706	2,859,774
Deferred tax benefits	(1,183,698)	(1,874,819)	(6,215,140)
Income tax benefits	(1,183,698)	(1,873,113)	(3,355,366)

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2018	2019
	US$	US$
Deferred tax assets
Accrued expenses	16,965	46,004
Impairment loss from equity investments	—	134,304
Deductible advertising expenses	522,076	429,228
Net operating loss carryforwards	8,738,089	16,926,698
Trading losses	78,500	—
Less: valuation allowance	(2,931,196)	(4,888,240)
Less: changes in fair value of investment	(87,619)	(86,533)
Deferred tax assets, net	6,336,815	12,561,461

Deferred tax liabilities
Acquired intangible assets	—	1,449,000

Valuation allowance is provided against deferred tax assets when the Group determines that it is more‑likely‑than‑not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence on each individual subsidiary basis to determine whether some portion or all of the deferred tax assets will be more‑likely‑than‑not realized.

As of December 31, 2018 and 2019, the Group had net operating loss carryforwards of US$42,118,357 and US$70,615,285, respectively. As of December 31, 2019, the net operating loss carryforwards will begin to expire in 2021. Management assessed the positive and negative evidence in certain entities in the PRC, United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the New Zealand entities where tax losses could be carried forward indefinitely , net operating loss in the United States can be carried forward for 20 years for losses recognized in 2017 or prior and carry forward indefinitely for net operating loss generated starting in 2018, up to 80% limit of taxable income, and the net operating loss can be carried forward with no time limit in Singapore per the local tax laws. Other factors management considered include the likelihood for continued qualification of a PRC entity as “HNTE” which provides tax loss carryforward of 10 years as opposed to the typical 5 years. On the basis of this evaluation, the Group have concluded that deferred tax asset recognized for certain entities in the PRC, United States, New Zealand and Singapore is more likely than not to be realized.

The recording and ultimate reversal of valuation allowances for the deferred tax asset requires significant judgment associated with past and projected performance. In assessing the realizability of deferred tax assets, management considered the taxable future earnings and the expected timing of the reversal of temporary differences. As of December 31, 2018 and 2019, valuation allowances of US$2,931,196 and US$4,888,240 respectively, were provided for net operating loss carryforwards totaled US$14,729,491 and US$23,654,338. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

Reconciliation between the income tax benefit computed by applying the PRC tax rate to loss before income taxes and the actual income tax benefit were as follows:

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Net loss before provision for income taxes	(9,111,192)	(46,166,668)	(9,305,224)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(2,277,798)	(11,541,667)	(2,326,306)
Effect of income tax rate difference in other jurisdictions	132,949	439,213	124,406
Effect of income tax exemptions and preferential tax rates	151,317	(1,679,031)	(5,153,269)
Effect of expenses not deductible for tax purposes	81,938	9,053,735	1,425,861
Changes in valuation allowance	727,896	1,854,637	2,573,942
Income tax benefit	(1,183,698)	(1,873,113)	(3,355,366)